DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of disposal groups classified as held-for-sale which is qualified as discontinued operations

In millions	2022
Revenue	$31.3
Cost of goods sold	(24.9)
Gross profit	6.4
Selling, general and administrative expenses	(24.1)
Impairment losses	—
Profit and loss on sale of divested businesses	(5.5)
Other operating income	1.1
Operating profit	(22.1)
Interest expense	0.5
Net finance cost	0.5
Income/(loss) before tax	(21.6)
Income tax expense	(0.2)
Net income/(loss)	$(21.8)

In millions	2022
Operating	$(10.3)
Divested operations	20.3
Investing	(1.0)
Financing	(0.4)
Net cash inflow	$8.6